Condensed Interim Balance Sheets (Parenthetical) - Streamex Exchange Corporation [Member] - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Common stock, par value	$ 0	$ 0
Common stock unlimited number of shares authorized	Unlimited	Unlimited
Common stock, shares issued	41,542,703	40,665,203
Common stock, shares outstanding	41,542,703	40,665,203